INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
Schedule of Inventories	Inventories consisted of the following at June 30, 2013 and 2012:

	2013	2012
Finished goods	$333,987	$364,630
Raw materials	254,716	181,488
	$588,703	$546,118